Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues - net	$ 782,027		$ 482,285
Costs and expenses
Cost of sales	475,565		412,503
Impairment of goodwill			897,542
Depreciation and amortization	378,109		45,552
General and administrative expenses	2,094,234	218,461	3,673,760	712,052
Total costs and expenses	2,947,908	218,461	5,029,357	712,052
Loss from operations	(2,165,881)	(218,461)	(4,547,072)	(712,052)
Other income (expense)
Interest income	4,925	15,986	75,119	17,599
Other income	5,001		9,810
Loss on debt extinguishment		(127,705)	(113,955)	(111,730)
Derivative expense			(653,792)
Interest expense (including amortization of debt discount)	(588,074)	(338,605)	(1,526,067)	(2,147,279)
Change in fair value of derivative liabilities	(950,053)		(190,102)
Loss on settlement of pre-existing assets			(1,490,803)
Gain on debt extinguishment - derivative liabilities			500,678
Total other income (expense) - net	(1,528,201)	(450,324)	(3,389,112)	(2,241,410)
Net loss from continuing operations	(3,694,082)	(668,785)	(7,936,184)	(2,953,462)
Net loss from discontinued operations	(1,453)	(95,826)	(179,694)	(282,044)
Net loss before provision for income taxes	(3,695,535)	(764,611)	(8,115,878)	(3,235,506)
Provision for income taxes
Net loss	(3,695,535)	(764,611)	(8,115,878)	(3,235,506)
Deemed dividend on Series B Preferred Stock		(11,566)	(11,566)	(84,106)
Net loss available to common stockholders	$ (3,695,535)	$ (776,177)	$ (8,127,444)	$ (3,319,612)
Loss per share - continuing operations - basic	$ (0.03)	$ (0.01)
Loss per share - continuing operations - diluted	(0.03)	(0.01)	$ (0.06)	$ (0.02)
Loss per share - discontinuing operations - basic	(0.00)	(0.00)
Loss per share - discontinuing operations - diluted	(0.00)	(0.00)	(0.00)	(0.00)
Loss per share - basic	(0.03)	(0.01)
Loss per share - diluted	$ (0.03)	$ (0.01)	$ (0.06)	$ (0.03)
Weighted average number of shares - basic	143,351,827	128,920,994	130,384,336	126,540,836
Weighted average number of shares - diluted	143,351,827	128,920,994	130,384,336	126,540,836